GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 89.2%


                                          SHARES        VALUE
---------------------------------------------------------------------
HONG KONG -- 63.1%
Computer Equipment -- 0.3%
---------------------------------------------------------------------
Legend Holdings, Ltd.                       1,000,000   $     390,438
Manufactures & distributes computer
products.
---------------------------------------------------------------------
                                                        $     390,438
---------------------------------------------------------------------
Diversified Trading -- 17.5%
---------------------------------------------------------------------
Hutchison Whampoa                           2,028,000   $  14,069,338
Diversified company with interests in
property development, ports, retailing,
manufacturing, telecommunications,
media, energy, finance and investment.
Li & Fung, Ltd.                             2,312,000       4,177,756
Export trading of consumer products.
NG Fung Hong, Ltd.                          6,678,000       5,042,309
Trader of foodstuffs and non-foodstuffs.
---------------------------------------------------------------------
                                                        $  23,289,403
---------------------------------------------------------------------
Electric Utilities -- 5.1%
---------------------------------------------------------------------
CLP Holdings, Ltd.                          1,430,000   $   6,736,838
Monopolist power supplier for nearly 75%
of Hong Kong population.
---------------------------------------------------------------------
                                                        $   6,736,838
---------------------------------------------------------------------
Financial -- 15.3%
---------------------------------------------------------------------
Hang Seng Bank                                878,000   $   7,139,409
Banking and related financial services.
HSBC Holdings PLC                             470,900      13,249,894
International banking and related
financial services.
---------------------------------------------------------------------
                                                        $  20,389,303
---------------------------------------------------------------------
                                          SHARES        VALUE
---------------------------------------------------------------------

Industrial / Manufacturing -- 2.0%
---------------------------------------------------------------------
CIM Co., Ltd.(1)(2)                         1,800,000   $          --
Diversified company with interests in
property and investment, public
transportation, trading and hotel
operations.
Varitronix International, Ltd.              1,530,000       2,705,448
Designs, manufactures and sells liquid
crystal displays and related products.
---------------------------------------------------------------------
                                                        $   2,705,448
---------------------------------------------------------------------
Infrastructure -- 0.8%
---------------------------------------------------------------------
Jiangsu Expressway Co.                      2,260,000   $     466,719
Constructed and operates the
Shanghai-Nanjing Expressway.
New World Infrastructure(1)                   600,000         662,132
The group owns roads and bridges,
container terminals in Hong Kong and
China, power stations, water treatment
plants, and information infrastructure
projects.
---------------------------------------------------------------------
                                                        $   1,128,851
---------------------------------------------------------------------
Properties -- 10.5%
---------------------------------------------------------------------
Cheung Kong Holdings, Ltd.                  1,100,000   $   7,489,319
Property development and construction.
Cheung Kong Infrastructure                  1,600,000       2,870,529
Property development and construction.
China Resources Beijing Land                2,164,000         363,101
Property development.
Hong Kong Land Holdings, Ltd.               3,095,000       3,249,750
Commercial property investment,
development, leasing and management.
---------------------------------------------------------------------
                                                        $  13,972,699
---------------------------------------------------------------------
Telecommunications -- 7.6%
---------------------------------------------------------------------
China Telecom(1)                            5,724,000   $  10,158,499
Consists of the two largest provincial
mobile telephone operators in China.
---------------------------------------------------------------------
                                                        $  10,158,499
---------------------------------------------------------------------
Traffic Management System -- 1.2%
---------------------------------------------------------------------
Sichuan Expressway Co.                     23,494,000   $   1,637,487
Toll road operator in China.
---------------------------------------------------------------------
                                                        $   1,637,487
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES        VALUE
---------------------------------------------------------------------
Transportation -- 1.4%
---------------------------------------------------------------------
China Merchants Hai Hong Holdings           3,237,000   $   1,702,541
Engaged in the Industrial and
Infrastructure business.
Pacific Ports Co., Ltd.                     3,500,000         230,391
Engaged in investment, development,
operation and management of terminals in
seaports and riverports.
---------------------------------------------------------------------
                                                        $   1,932,932
---------------------------------------------------------------------
Utilities -- 1.4%
---------------------------------------------------------------------
Hong Kong and China Gas Co., Ltd.           1,590,600   $   1,847,697
Produces, distributes and markets gas.
---------------------------------------------------------------------
                                                        $   1,847,697
---------------------------------------------------------------------
Total Hong Kong
   (identified cost $88,843,086)                        $  84,189,595
---------------------------------------------------------------------
REPUBLIC OF KOREA -- 1.3%
Automobiles -- 0.8%
---------------------------------------------------------------------
Hyundai Motor Co. Ltd.(1)                      74,600   $   1,030,437
Major automobile manufacturer.
---------------------------------------------------------------------
                                                        $   1,030,437
---------------------------------------------------------------------
Electronics -- 0.5%
---------------------------------------------------------------------
Samsung Electronics(1)                         10,490   $     739,058
Manufacturer of home appliances,
telecommunications products, computers
and semiconductors.
---------------------------------------------------------------------
                                                        $     739,058
---------------------------------------------------------------------
Total Republic of Korea
   (identified cost $2,396,758)                         $   1,769,495
---------------------------------------------------------------------
SINGAPORE -- 0.9%
Conglomerates -- 0.6%
---------------------------------------------------------------------
Jardine Matheson Holdings                     300,000   $     786,000
Multinational enterprise. Its activities
include financial services,
supermarkets, consumer marketing,
engineering and construction, motor
trading, property and hotels.
---------------------------------------------------------------------
                                                        $     786,000
---------------------------------------------------------------------

                                          SHARES        VALUE
---------------------------------------------------------------------
Industrial / Manufacturing -- 0.3%
---------------------------------------------------------------------
Clipsal Industries Holdings, Ltd.             446,000   $     372,410
Develops, manufactures, and markets
electric installation products.
---------------------------------------------------------------------
                                                        $     372,410
---------------------------------------------------------------------
Total Singapore
   (identified cost $2,159,101)                         $   1,158,410
---------------------------------------------------------------------
TAIWAN -- 14.8%
Chemicals -- 1.4%
---------------------------------------------------------------------
Nan Ya Plastic(1)                           1,444,261   $   1,824,973
Producer of PVC/non-PVC secondary
processed goods, polyester fibers, PCB's
and CCLs.
---------------------------------------------------------------------
                                                        $   1,824,973
---------------------------------------------------------------------
Computer Equipment -- 3.9%
---------------------------------------------------------------------
Asustek Computer, Inc.(1)                     247,692   $   2,021,670
Highly profitable motherboard producer
in Taiwan supplying to Intel.
Compal Electronics(1)                         684,967       1,718,629
Production of color monitors, portable
computers, terminals and others.
Mitac International Corp.(1)                1,293,412       1,513,151
Is a manufacturer and distributor of
mainly PCs and notebooks. It has a world
wide network of manufacturing and
logistics centers and is exposed to the
component distribution business.
---------------------------------------------------------------------
                                                        $   5,253,450
---------------------------------------------------------------------
Electrical / Electronics -- 3.7%
---------------------------------------------------------------------
Delta Electronics                             640,000   $   1,547,763
Produces switching power supplies, local
area network components and electrical
parts, filters and electrical magnetic
components.
Hon Hai Precision Industry(1)                 700,000       3,385,732
The company specializes in connector
production.
---------------------------------------------------------------------
                                                        $   4,933,495
---------------------------------------------------------------------
Financial -- 1.8%
---------------------------------------------------------------------
Bank Sinopac(1)                             5,419,752   $   2,351,071
The company is one of the banks in
Taiwan.
---------------------------------------------------------------------
                                                        $   2,351,071
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES        VALUE
---------------------------------------------------------------------
Insurance -- 1.4%
---------------------------------------------------------------------
Cathay Life Insurance                         548,930   $   1,817,045
Underwrites endowment, life, accident
and medical policies.
---------------------------------------------------------------------
                                                        $   1,817,045
---------------------------------------------------------------------
Retail -- 0.8%
---------------------------------------------------------------------
President Chain Store Corp.                   414,000   $   1,145,133
Taiwan's largest retailer.
---------------------------------------------------------------------
                                                        $   1,145,133
---------------------------------------------------------------------
Semiconductors 1.1%
---------------------------------------------------------------------
Taiwan Semiconductor Manufacturing,
Co.(1)                                        550,000   $   1,471,433
World's largest independent
semiconductor foundry.
---------------------------------------------------------------------
                                                        $   1,471,433
---------------------------------------------------------------------
Textiles -- 0.7%
---------------------------------------------------------------------
Nien Hsing Textile(1)                         500,000   $     914,450
Taiwan's largest denim and denim
products producers.
---------------------------------------------------------------------
                                                        $     914,450
---------------------------------------------------------------------
Total Taiwan
   (identified cost $23,137,356)                        $  19,711,050
---------------------------------------------------------------------
THAILAND -- 4.3%
Utilities -- 4.3%
---------------------------------------------------------------------
Electricity Generating (Foreign)(1)         2,663,700   $   5,781,342
Involved in privatizing electricity in
Thailand.
---------------------------------------------------------------------
                                                        $   5,781,342
---------------------------------------------------------------------
Total Thailand
   (identified cost $5,541,464)                         $   5,781,342
---------------------------------------------------------------------
UNITED STATES -- 4.8%
Conglomerates -- 1.4%
---------------------------------------------------------------------
Citic Pacific, Ltd.                         1,100,000   $   1,923,797
Diversified company engaged in
infrastructure, trading, and
distribution, property and industrial
manufacturing.
---------------------------------------------------------------------
                                                        $   1,923,797
---------------------------------------------------------------------

                                          SHARES        VALUE
---------------------------------------------------------------------
Utilities -- 3.4%
---------------------------------------------------------------------
AES Corp.(1)                                  121,800   $   4,529,438
Electric generating facility.
---------------------------------------------------------------------
                                                        $   4,529,438
---------------------------------------------------------------------
Total United States
   (identified cost $9,563,022)                         $   6,453,235
---------------------------------------------------------------------
Total Common Stocks
   (identified cost $131,640,787)                       $ 119,063,127
---------------------------------------------------------------------
Total Investments -- 89.2%
   (identified cost $131,640,787)                       $ 119,063,127
---------------------------------------------------------------------
Other Assets, Less Liabilities -- 10.8%                 $  14,375,857
---------------------------------------------------------------------
Net Assets -- 100%                                      $ 133,438,984
---------------------------------------------------------------------

(1)  Non-income producing security.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                                               PERCENTAGE
  COMPANY                            INDUSTRY SECTOR                           OF NET ASSETS   VALUE
  ---------------------------------------------------------------------------------------------------------
  Hutchison Whampoa                  Diversified Trading                            10.5%      $ 14,069,338
  HSBC Holdings PLC                  Financial                                       9.9         13,249,894
  China Telecom                      Telecommunications                              7.6         10,158,499
  Cheung Kong Holdings, Ltd.         Properties                                      5.6          7,489,319
  Hang Seng Bank                     Financial                                       5.4          7,139,409
  CLP Holdings, Ltd.                 Electric Utilities                              5.1          6,736,838
  Electricity Generating (Foreign)   Utilities                                       4.3          5,781,342
  NG Fung Hong, Ltd.                 Diversified Trading                             3.8          5,042,309
  AES Corp.                          Utilities                                       3.4          4,529,438
  Li & Fung, Ltd.                    Diversified Trading                             3.1          4,177,756

TOP TEN INDUSTRY SECTORS

                                          PERCENTAGE
INDUSTRY SECTOR                           OF NET ASSETS   VALUE
----------------------------------------------------------------------
Diversified Trading                            17.5%      $ 23,289,403
Financial                                      17.0         22,740,374
Properties                                     10.5         13,972,699
Utilities                                       9.1         12,158,477
Telecommunications                              7.6         10,158,499
Electric Utilities                              5.1          6,736,838
Computer Equipment                              4.2          5,643,888
Electrical / Electronics                        3.7          4,933,495
Industrial / Manufacturing                      2.3          3,077,858
Conglomerates                                   2.0          2,709,797

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999
Assets
-------------------------------------------------------
Investments, at value
   (identified cost, $131,640,787)        $ 119,063,127
Cash                                         10,782,439
Foreign currency, at value
   (identified cost, $4,212,663)              4,112,586
Interest and dividends receivable                31,701
-------------------------------------------------------
TOTAL ASSETS                              $ 133,989,853
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Foreign capital gains tax payable         $     520,365
Other accrued expenses                           30,504
-------------------------------------------------------
TOTAL LIABILITIES                         $     550,869
-------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 133,438,984
-------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 146,116,107
Net unrealized depreciation (computed on
   the basis of identified cost)            (12,677,123)
-------------------------------------------------------
TOTAL                                     $ 133,438,984
-------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1999
Investment Income
-------------------------------------------------------
Dividends                                 $     790,282
Interest                                         26,127
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $     816,409
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $     581,823
Administration fee                              193,069
Trustees fees and expenses                        4,760
Custodian fee                                   144,101
Legal and accounting services                    24,832
Miscellaneous                                       917
-------------------------------------------------------
TOTAL EXPENSES                            $     949,502
-------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     136,931
-------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     136,931
-------------------------------------------------------

NET EXPENSES                              $     812,571
-------------------------------------------------------

NET INVESTMENT INCOME                     $       3,838
-------------------------------------------------------

Realized and Unrealized
Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investment transactions                $ (21,531,952)
   Foreign currency transactions                258,799
-------------------------------------------------------
NET REALIZED LOSS                         $ (21,273,153)
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  47,365,279
   Foreign currency                             (92,695)
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  47,272,584
-------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $  25,999,431
-------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  26,003,269
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       FEBRUARY 28, 1999    YEAR ENDED
in Net Assets                             (UNAUDITED)          AUGUST 31, 1998
-------------------------------------------------------------------------------
From operations --
   Net investment income                     $         3,838     $    3,325,028
   Net realized loss                             (21,273,153)       (38,333,872)
   Net change in unrealized appreciation
      (depreciation)                              47,272,584       (239,800,112)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $    26,003,269     $ (274,808,956)
-------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $    27,188,306     $  144,632,224
   Withdrawals                                   (60,401,131)      (266,956,606)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $   (33,212,825)    $ (122,324,382)
-------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $    (7,209,556)    $ (397,133,338)
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                       $   140,648,540     $  537,781,878
-------------------------------------------------------------------------------
AT END OF PERIOD                             $   133,438,984     $  140,648,540
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                           SIX MONTHS
                                           ENDED
                                           FEBRUARY 28,                        YEAR ENDED AUGUST 31,
                                           1999            -------------------------------------------------------------
                                           (UNAUDITED)       1998         1997         1996         1995         1994
------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------
Expenses(1)                                    1.22%(2)        1.19%        1.19%        1.19%        1.10%        1.15%
Expenses after custodian fee reduction         1.04%(2)        1.07%        1.16%        1.12%          --           --
Net investment income                             0%(2)        1.19%        0.72%        0.94%        1.35%        0.73%
Portfolio Turnover                               19%             42%          48%          42%          32%          36%
------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                $133,439        $140,649     $537,782     $510,298     $590,417     $732,613
------------------------------------------------------------------------------------------------------------------------

(1) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Greater China Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York on September 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense in the Statement of Operations.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 I Interim Financial Statements -- The interim financial statements relating to
   February 28, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1999 the adviser fee was equivalent to 0.75% (annualized) of average daily net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1999 the administrative fee was 0.25% (annualized) of average daily net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $26,453,223 and $41,987,522, respectively, for the six months ended February 28, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 131,640,787
-------------------------------------------------------
Gross unrealized appreciation             $  16,778,010
Gross unrealized depreciation               (29,355,670)
-------------------------------------------------------
NET UNREALIZED DEPRECIATION               $ (12,577,660)
-------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at February 28, 1999.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a committed $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 1999.

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


Greater China Growth Portfolio

Officers

Hon. Robert Lloyd George
President, Trustee and
Co-Portfolio Manager

James B. Hawkes
Vice President and Trustee

Scobie Dickinson Ward
Vice President, Assistant
Secretary, Assistant Treasurer,
and Co-Portfolio Manager

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation